Cover	Aug. 31, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002134676
Document Type	S-6
Entity Registrant Name	FT 13151
Document Period End Date	Aug. 31, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in common stocks of health companies, power companies, and/or robotics technology (“Robo Tech”) companies. Health companies include companies classified under the healthcare sector of the Global Industry Classification Standard (GICS®) that are materially engaged or involved in providing health care equipment and services, developing and manufacturing pharmaceuticals and biotechnologies, and researching and developing life sciences innovations. Power companies include companies materially engaged or involved in the production of electricity, sourcing of material utilized in electricity production, modernization of the smart grid, and development and deployment of infrastructure that supports transportation or production of electricity. Robo Tech companies include companies classified under the information technology sector of the GICS and companies materially engaged or involved in the utilization or development of artificial intelligence or robotics.

The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within each of the health care and information technology sectors.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust invests in a portfolio of common stocks of companies from three distinct segments of the market—health care, power and Robo Tech. The Sponsor believes that these three areas are poised to address critical human needs, drive technological innovation, and shape the future of work and societal well-being.

•	Health Care: The aging population is increasing the demand for advanced health care.
•	Robo Tech: Artificial intelligence and robotics are becoming a crucial tool to meet the increased demand for advanced health care.
•	Power: The rise in artificial intelligence and robotics requires an increased demand for energy production, storage, and transportation.

The initial universe is comprised of health companies, power companies, and Robo Tech companies as described above. In screening companies for inclusion in the portfolio, the Sponsor utilized publicly available information, including company reports, company disclosures, analyst coverage and industry knowledge to determine whether a company is materially engaged or involved in the business activities identified above.

Specifically, the Sponsor holistically looked at whether the company has: (1) disclosed publicly that its primary business is to provide products and services focused on, (2) disclosed that it expects sustainable long-term earnings potential driven by, or (3) committed material resources to initiatives involving the business activities set forth above for health, power or Robo Tech companies, respectively.

Next, we examine the historical financial results of the common stocks from the initial universe. The common stocks are then evaluated using fundamental factors such as sales, earnings and cash flow growth; valuation factors such as price to earnings, price to cashflow, price to sales and price to book; technical factors such as price momentum and earnings surprises; and qualitative factors such as competitive advantages, new products and quality of management.

An estimated value is calculated for each of the companies utilizing a Cash Flow Return on Investment (“CFROI”) method. The CFROI method compares an estimate of a company’s internal rate of return against an estimate of a company’s cost of capital. Companies that generate returns in excess of their capital costs are favored over companies that do not. A secondary valuation is also made employing a concept called Economic Margin (“EM”). EM measures the return a company earns versus its cost of capital to determine if a company is generating wealth. The companies which currently trade at an attractive market price relative to their estimated value are favored over companies that do not.

The above factors are not specifically weighted, but rather are considered in combination with each other to construct an overall view for each common stock. After this holistic review, the Sponsor makes a final determination and selects the common stocks with the best prospects for above-average capital appreciation by identifying those that meet our investment objective, trade at attractive valuations, and, in our opinion, are likely to exceed market expectations of future cash flows. The Sponsor believes that health companies, power companies, and/or Robo Tech companies are well-positioned for above-average capital appreciation due to the increased demand for advances in healthcare, which will likely be created with the use of or assistance from artificial intelligence and robotics and to further along the advancement of artificial intelligence and robotics, there will be a need for increases in energy production, storage, and transportation.